UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22732

Recon Capital Series Trust
 (Exact name of registrant as specified in charter)

1 Landmark Square
8th Floor
Stamford, CT 06901
(Address of principal executive offices) (Zip code)

Garrett Paolella
President/Chief Executive Officer
Recon Capital Series Trust
1 Landmark Square
8th Floor
Stamford, CT 06901
(Name and address of agent for service)

(844) 723-8637
Registrant's telephone number, including area code

Date of fiscal year end:  October 31

Date of reporting period:  January 31, 2017

Item 1. Portfolio of Investments.

Portfolio of Investments - Recon Capital NASDAQ 100 Covered Call ETF
January 31, 2017 (Unaudited)

Security Description	Shares	Fair Value
Common Stocks - 99.8%†
Consumer Discretionary - 22.1%
Amazon.com, Inc. *	5,105	$4,203,865
Charter Communications, Inc. *	2,880	932,976
Comcast Corp. Class A	25,606	1,931,205
Ctrip.com International Ltd. *(a)	4,554	196,778
Discovery Communications, Inc. Class A *	1,591	45,105
Discovery Communications, Inc. Class C *	2,714	75,205
DISH Network Corp. Class A *	2,421	143,251
Dollar Tree, Inc. *	2,522	194,673
Expedia, Inc.	1,477	179,588
Hasbro, Inc.	1,340	110,563
JD.Com, Inc. *(a)	9,693	275,281
Liberty Global PLC Class A *	3,038	110,826
Liberty Global PLC Class C *	6,988	245,488
Liberty Global PLC LiLAC Class A *	549	12,638
Liberty Global PLC LiLAC Class C *	1,302	29,061
Liberty Interactive Corp. QVC Group *	4,912	94,212
Liberty Ventures Series A*	862	37,626
Marriott International, Inc. Class A	4,118	348,383
Mattel, Inc.	3,643	95,483
Netflix, Inc. *	4,597	646,844
Norwegian Cruise Line Holdings Ltd. *	2,433	114,351
O'Reilly Automotive, Inc. *	1,045	274,072
Priceline Group, Inc. *	534	841,119
Ross Stores, Inc.	4,351	287,645
Sirius XM Holdings, Inc.	52,926	249,811
Starbucks Corp.	15,632	863,199
Tesla Motors, Inc. *	1,578	397,546
Tractor Supply Co.	1,434	105,643
TripAdvisor, Inc. *	1,422	75,224
Twenty-First Century Fox, Inc. Class A	11,698	367,083
Twenty-First Century Fox, Inc. Class B	8,567	265,663
Ulta Salon Cosmetics & Fragrance, Inc. *	682	185,695
Viacom, Inc. Class B	3,732	157,267
		14,093,369

Consumer Staples - 6.1%
Costco Wholesale Corp.	4,718	773,516
Kraft Heinz Co.	13,017	1,162,288
Mondelez International, Inc. Class A	16,563	733,410
Monster Beverage Corp. *	6,135	261,351
Walgreens Boots Alliance, Inc.	11,563	947,472
		3,878,037

Health Care - 11.3%
Alexion Pharmaceuticals, Inc. *	2,420	316,246
Amgen, Inc.	8,021	1,256,730
Biogen, Inc. *	2,349	651,237
BioMarin Pharmaceutical, Inc. *	1,738	152,301
Celgene Corp. *	8,265	959,980
Cerner Corp. *	3,642	195,612
DENTSPLY SIRONA, Inc.	2,493	141,353
Express Scripts Holding Co. *	6,755	465,284
Gilead Sciences, Inc.	14,220	1,030,239
Henry Schein, Inc. *	879	140,517
Hologic, Inc. *	2,988	121,104
Illumina, Inc. *	1,575	252,157
Incyte Corp. *	2,014	244,117
Intuitive Surgical, Inc. *	416	288,159
Mylan NV *	5,750	218,787
Regeneron Pharmaceuticals, Inc. *	1,103	396,297
Shire PLC(a)	876	147,002
Vertex Pharmaceuticals, Inc. *	2,642	226,868
		7,203,990

Industrials - 2.2%
American Airlines Group, Inc.	5,566	246,295
Cintas Corp.	1,128	130,972
CSX Corp.	10,333	479,348
Fastenal Co.	3,091	153,561
PACCAR, Inc.	3,773	253,961
Verisk Analytics, Inc. *	1,806	149,248
		1,413,385

Information Technology - 56.9%
Activision Blizzard, Inc.	7,876	316,694
Adobe Systems, Inc. *	5,343	605,789
Akamai Technologies, Inc. *	1,889	129,567
Alphabet, Inc. Class A *	3,181	2,609,024
Alphabet, Inc. Class C *	3,707	2,953,701
Analog Devices, Inc.	3,319	248,726
Apple, Inc.	57,288	6,951,899
Applied Materials, Inc.	11,621	398,019
Autodesk, Inc. *	2,412	196,192
Automatic Data Processing, Inc.	4,906	495,457
Baidu, Inc. *(a)	2,908	509,104
Broadcom Ltd.	4,269	851,665
CA, Inc.	4,467	139,683

Check Point Software Technologies Ltd. *	1,828	180,552
Cisco Systems, Inc.	53,682	1,649,111
Citrix Systems, Inc. *	1,654	150,828
Cognizant Technology Solutions Class A *	6,536	343,728
eBay, Inc. *	12,263	390,331
Electronic Arts, Inc. *	3,224	268,978
Facebook, Inc. Class A *	25,148	3,277,287
Fiserv, Inc. *	2,397	257,510
Intel Corp.	50,913	1,874,617
Intuit, Inc.	2,752	326,332
KLA-Tencor Corp.	1,680	142,985
Lam Research Corp.	1,705	195,836
Maxim Integrated Products, Inc.	3,070	136,554
Microchip Technology, Inc.	2,300	154,905
Micron Technology, Inc. *	11,125	268,224
Microsoft Corp.	83,534	5,400,473
NetEase, Inc.(a)	811	205,913
NVIDIA Corp.	5,772	630,187
NXP Semiconductors NV *	3,704	362,436
Paychex, Inc.	3,866	233,081
Paypal Holdings, Inc. *	12,934	514,515
QUALCOMM, Inc.	15,867	847,774
Seagate Technology PLC	3,183	143,712
Skyworks Solutions, Inc.	2,045	187,608
Symantec Corp.	6,538	180,122
Texas Instrsuments, Inc.	10,782	814,472
Western Digital Corp.	3,009	239,908
Xilinx, Inc.	2,741	159,526
Yahoo!, Inc. *	10,160	447,751
		36,390,776

Real Estate - 0.2%
SBA Communications Corp. *	1,342	141,259

Telecommunication Services - 1.0%
T-Mobile US, Inc. *	8,781	546,793
Vodafone Group PLC(a)	4,622	115,088
		661,881

TOTAL COMMON STOCKS
(Cost $54,424,052)		63,782,697

TOTAL INVESTMENTS - 99.8%
(Cost $54,424,052)		63,782,697
Other Assets in Excess of Liabilities - 0.2%		130,414
Total Net Assets - 100.0%		$63,913,111

Number of Contracts
Options Written - (1.4)%
NDX Call, Expires 2/17/2017, Strike Price $5,075	124	$(908,920)
(Premiums Received $727,473)

† All or a portion of these securities has been segregated as collateral for written options contracts. The aggregate market value of collateral at January 31, 2017 was $63,782,697.
* Non-income producing security.
(a) American Depositary Receipt

Glossary:
Ltd. - Private Limited Company
PLC - Public Limited Company

Sector Allocation
(as of January 31, 2017)
Information Technology	56.9%
Consumer Discretionary	22.1
Health Care	11.3
Consumer Staples	6.1
Industrials	2.2
Telecommunication Services	1.0
Real Estate	0.2
Total Investments	99.8
Other Assets in Excess of Liabilities	0.2
Net Assets	100.0%

Percentages indicated are based upon net assets.

See Accompanying Notes to Portfolio of Investments

Portfolio of Investments - Recon Capital DAX Germany ETF
January 31, 2017 (Unaudited)

Security Description	Shares	Fair Value
Common Stocks - 89.7%
Consumer Discretionary - 16.1%
adidas AG	2,641	$415,702
Bayerische Motoren Werke AG	4,529	411,968
Continental AG	1,500	292,923
Daimler AG	14,000	1,049,247
ProSiebenSat.1 Media SE	2,956	125,481
		2,295,321

Consumer Staples - 0.8%
Beiersdorf AG	1,354	119,899

Financials - 13.8%
Allianz SE	5,000	847,265
Commerzbank AG	14,417	124,846
Deutsche Bank AG *	18,638	370,411
Deutsche Boerse AG *	2,000	184,237
Muenchener Rueckversicherungs-Gesellschaft AG	2,350	441,389
		1,968,148

Health Care - 15.0%
Bayer AG	11,500	1,271,384
Fresenius Medical Care AG & Co. KGaA	2,913	237,018
Fresenius SE & Co. KGaA	5,535	436,242
Merck KGaA	1,784	195,977
		2,140,621

Industrials - 13.2%
Deutsche Lufthansa AG	6,407	85,408
Deutsche Post AG	13,500	451,614
Siemens AG	10,750	1,350,532
		1,887,554

Information Technology - 10.8%
Infineon Technologies AG	15,523	285,018
SAP SE	13,700	1,252,992
		1,538,010

Materials - 11.9%
BASF SE	10,000	963,116
HeidelbergCement AG	1,913	184,285
Linde AG	2,500	406,477
ThyssenKrupp AG	6,009	151,633
		1,705,511

Real Estate - 1.4%
Vonovia SE	5,923	193,757

Telecommunication Services - 4.6%
Deutsche Telekom AG	38,000	663,633

Utilities - 2.1%
E.ON SE	28,500	218,771
RWE AG *	6,665	88,271
		307,042

TOTAL COMMON STOCKS
(Cost $13,420,732)		12,819,496

Preferred Stocks - 5.0%
Consumer Discretionary - 2.9%
Volkswagen AG	2,700	419,883

Consumer Staples - 2.1%
Henkel AG & Co. KGaA	2,408	293,281

TOTAL PREFERRED STOCKS
(Cost $898,871)		713,164

TOTAL INVESTMENTS - 94.7%
(Cost $14,319,603)		13,532,660
Other Assets in Excess of Liabilities - 5.3%		755,538
Total Net Assets - 100.0%		$14,288,198

* Non-income producing security.

Glossary:
AG — Aktiengesellschaft is both the German and Swiss term for a stock corporation.
KGaA — Kommanditgesellschaft auf Aktien is a German corporate designation standing for partnership limited by shares.
SE — SE Regulation. A European Company which can operate on a Europe-wide basis and be governed by Community law directly applicable in all Member States.

Sector Allocation
(as of January 31, 2017)
Consumer Discretionary	19.0%
Health Care	15.0
Financials	13.8
Industrials	13.2
Materials	11.9
Information Technology	10.8
Telecommunication Services	4.6
Consumer Staples	2.9
Utilities	2.1
Real Estate	1.4
Total Investments	94.7
Other Assets in Excess of Liabilities	5.3
Net Assets	100.0%

See Accompanying Notes to Portfolio of Investments

Portfolio of Investments - BullMark LatAm Select Leaders ETF
January 31, 2017 (Unaudited)

Security Description	Shares	Fair Value
Common Stocks - 77.7%
Consumer Discretionary - 12.8%
Ez Tec Empreendimentos e Participacoes SA	12,983	$75,234
Multiplus SA	7,882	88,998
Smiles SA	12,000	198,026
		362,258

Consumer Staples - 8.2%
Almacenes Exito SA	4,014	21,355
Cencosud SA	17,475	50,786
Coca-Cola Femsa SAB de CV	14,000	86,738
Kimberly-Clark de Mexico SAB de CV	14,028	25,246
Wal-Mart de Mexico SAB de CV	27,332	48,364
		232,489

Financials - 36.9%
Banco de Chile	8,139	971
Banco do Brasil SA	35,000	345,546
Banco Santander Brasil SA	10,377	103,108
Banco Santander Chile	7,212	390
BB Seguridade Participacoes SA	31,468	278,719
BTG Pactual Group	6,757	35,553
Gentera SAB de CV	16,697	24,381
Grupo Financiero Banorte SAB de CV	27,000	129,410
Grupo Financiero Santander Mexico SAB de CV	15,272	21,758
Sul America SA	17,042	100,540
		1,040,376

Health Care - 2.5%
Qualicorp SA	10,714	70,076

Industrials - 9.6%
CCR SA	28,000	137,819
Grupo Aeroportuario del Centro Norte SAB de CV	13,156	56,123
Grupo Aeroportuario del Pacifico SAB de CV	10,000	77,512
		271,454

Materials - 3.6%
Fibria Celulose SA	11,000	102,526

Real Estate - 0.6%
Fibra Uno Administracion SA de CV	11,349	16,262

Telecommunication Services - 0.7%
America Movil SAB de CV	31,545	19,847

Utilities - 2.8%
AES Tiete Energia SA	6,570	30,316
Enel Americas SA	502	90
Enel Generacion Chile SA	13,095	8,412
Transmissora Alianca de Energia Eletrica SA	5,866	39,949
		78,767

TOTAL COMMON STOCKS
(Cost $2,011,291)		2,194,055

Preferred Stocks - 21.2%
Financials - 2.4%
Bancolombia SA	7,019	66,188

Materials - 16.7%
Braskem SA	16,000	165,225
Sociedad Quimica y Minera de Chile SA	9,500	307,231
		472,456

Utilities - 2.1%
Cia Energetica de Minas Gerais	20,477	59,395

TOTAL PREFERRED STOCKS
(Cost $485,043)		598,039

TOTAL INVESTMENTS - 98.9%
(Cost $2,496,334)		2,792,094
Other Assets in Excess of Liabilities - 1.1%		30,698
Total Net Assets - 100.0%		$2,822,792

Glossary:
SA — Société Anonyme is a French term for a stock corporation and is the equivalent of a corporation in the United States.
SAB de CV — Sociedad Anónima de Capital Variable is a Spanish term for a stock corporation and is the equivalent of a corporation in the United States.

Sector Allocation
(as of January 31, 2017)
Financials	39.3%
Materials	20.3
Consumer Discretionary	12.8
Industrials	9.6
Consumer Staples	8.2
Utilities	4.9
Health Care	2.5
Telecommunication Services	0.7
Real Estate	0.6
Total Investments	98.9
Other Assets in Excess of Liabilities	1.1
Net Assets	100.0%

Percentages indicated are based upon net assets.

See Accompanying Notes to Portfolio of Investments

Portfolio of Investments - Recon Capital USA Managed Risk ETF
January 31, 2017 (Unaudited)

Security Description	Shares	Fair Value
Common Stocks - 96.3%
Consumer Discretionary - 7.6%
Aramark	110	$3,722
AutoZone, Inc. *	23	16,675
Brinker International, Inc.	54	2,403
CST Brands, Inc.	142	6,842
Darden Restaurants, Inc.	242	17,734
Dollar Tree, Inc. *	42	3,242
Dunkin' Brands Group, Inc.	130	6,743
Foot Locker, Inc.	134	9,184
H&R Block, Inc.	360	7,726
Madison Square Garden Co. *	14	2,459
Panera Bread Co. *	224	46,829
Ross Stores, Inc.	23	1,521
Service Corp International	132	3,845
Tractor Supply Co.	278	20,480
Walt Disney Co.	362	40,055
		189,460

Consumer Staples - 36.4%
Altria Group, Inc.	1,080	76,874
Campbell Soup Co.	184	11,450
Casey's General Stores, Inc.	16	1,838
Church & Dwight Co., Inc.	182	8,230
Clorox Co.	893	107,160
Colgate-Palmolive Co.	777	50,179
ConAgra Foods, Inc.	972	37,995
Costco Wholesale Corp.	570	93,452
CVS Health Corp.	220	17,338
Dr. Pepper Snapple Group, Inc.	270	24,624
General Mills, Inc.	244	15,245
JM Smucker Co.	95	12,906
Kellogg Co.	93	6,762
Kimberly-Clark Corp.	563	68,196
Kroger Co.	476	16,165
McCormick & Co Inc.	82	7,835
PepsiCo, Inc.	252	26,153
Pinnacle Foods, Inc.	36	1,915
Procter & Gamble Co.	294	25,754
Reynolds American, Inc.	976	58,687
Rite Aid Corp. *	1,058	5,946
Sysco Corp.	1,428	74,913
TreeHouse Foods, Inc. *	14	1,062
Wal-Mart Stores, Inc.	963	64,271
WhiteWave Foods Co. *	1,577	86,830
Whole Foods Market, Inc.	310	9,368
		911,148

Energy - 2.5%
Exxon Mobil Corp.	191	16,023
Phillips 66	196	15,998
Spectra Energy Corp.	588	24,490
Valero Energy Corp.	62	4,077
World Fuel Services Corp.	56	2,491
		63,079

Financials - 7.9%
Allied World Assurance Co. Holdings AG	80	4,250
Allstate Corp.	472	35,499
Arch Capital Group Ltd. *	64	5,654
Arthur J Gallagher & Co.	28	1,507
Assurant, Inc.	12	1,166
Axis Capital Holdings Ltd.	78	4,993
CBOE Holdings, Inc.	68	5,414
CME Group, Inc.	94	11,382
Commerce Bancshares Inc.	42	2,374
Endurance Specialty Holdings Ltd.	156	14,460
Everest Re Group Ltd.	80	17,594
Intercontinental Exchange, Inc.	410	23,928
Investors Bancorp, Inc.	421	6,041
M&T Bank Corp.	76	12,355
New York Community Bancorp, Inc.	958	14,552
People's United Financial, Inc.	420	7,875
PrivateBancorp, Inc.	75	4,100
RenaissanceRe Holdings Ltd.	50	6,816
Torchmark Corp.	20	1,471
Validus Holdings Ltd.	68	3,876
White Mountains Insurance Group Ltd.	7	6,368
Willis Towers Watson PLC	20	2,503
WR Berkley Corp.	52	3,495
		197,673

Health Care - 12.6%
Abbott Laboratories	1	25
Alere, Inc. *	102	3,774
AmerisourceBergen Corp.	232	20,249
Baxter International, Inc.	36	1,725
Becton Dickinson and Co.	190	33,685
Bio-Techne Corp.	26	2,646

Bristol-Myers Squibb Co.	14	688
Cardinal Health, Inc.	41	3,073
Cooper Cos., Inc.	12	2,215
DaVita, Inc. *	128	8,160
DENTSPLY SIRONA, Inc.	86	4,876
Eli Lilly & Co.	335	25,805
Express Scripts Holding Co. *	106	7,301
HealthSouth Corp.	40	1,553
Henry Schein, Inc. *	114	18,224
Johnson & Johnson	352	39,864
Laboratory Corp. of America Holdings *	95	12,750
McKesson Corp.	8	1,113
MEDNAX, Inc. *	28	1,914
Merck & Co., Inc.	254	15,746
Patterson Cos., Inc.	124	5,160
Pfizer, Inc.	654	20,751
Quest Diagnostics, Inc.	96	8,824
Team Health Holdings, Inc. *	350	15,211
Varex Imaging Corp. *	34	989
Varian Medical Systems, Inc. *	86	6,678
Waters Corp. *	22	3,116
Zoetis, Inc.	888	48,787
		314,902

Industrials - 8.8%
3M Co.	10	1,748
B/E Aerospace, Inc.	336	20,654
CH Robinson Worldwide, Inc.	999	75,984
Expeditors International of Washington, Inc.	267	13,905
Hubbell, Inc.	20	2,442
L3 Technologies, Inc.	164	26,025
MSC Industrial Direct Co., Inc.	84	8,581
Northrop Grumman Corp.	100	22,908
Republic Services, Inc.	166	9,525
Spirit AeroSystems Holdings, Inc.	22	1,321
United Parcel Service, Inc.	326	35,576
		218,669

Information Technology - 2.1%
Amdocs Ltd.	42	2,466
Brocade Communications Systems, Inc.	399	4,976
Jack Henry & Associates, Inc.	30	2,693
Linear Technology Corp.	555	35,037
Motorola Solutions, Inc.	52	4,197
VeriSign, Inc. *	52	4,171
		53,540

Materials - 1.2%
Monsanto Co.	108	11,698
Valspar Corp.	154	17,043
		28,741

Real Estate - 0.6%
AGNC Investment Corp.	404	7,543
Annaly Capital Management, Inc.	587	5,999
Two Harbors Investment Corp.	180	1,578
		15,120

Telecommunication Services - 2.7%
AT&T, Inc.	792	33,391
Verizon Communications, Inc.	707	34,650
		68,041

Utilities - 13.9%
Alliant Energy Corp.	34	1,280
Aqua America, Inc.	50	1,520
CMS Energy Corp.	144	6,134
Consolidated Edison, Inc.	328	24,387
Dominion Resources, Inc.	32	2,441
DTE Energy Co.	20	1,973
Duke Energy Corp.	801	62,911
Edison International	126	9,183
Entergy Corp.	161	11,534
Eversource Energy	540	29,873
Great Plains Energy, Inc.	100	2,755
Hawaiian Electric Industries, Inc.	46	1,540
IDACORP, Inc.	40	3,201
NextEra Energy, Inc.	106	13,114
Pinnacle West Capital Corp.	112	8,695
Portland General Electric Co.	86	3,750
Sempra Energy	42	4,300
Southern Co.	2,406	118,929
Vectren Corp.	60	3,293
WEC Energy Group, Inc.	72	4,252
Westar Energy, Inc.	201	10,993
Xcel Energy, Inc.	548	22,643
		348,701

TOTAL COMMON STOCKS
(Cost $2,355,333)		2,409,074

TOTAL INVESTMENTS - 96.3%
(Cost $2,355,333)		2,409,074
Other Assets in Excess of Liabilities - 3.7%		92,721
Total Net Assets - 100.0%		$2,501,795

* Non-income producing security.

Glossary:
AG - Aktiengesellschaft is both the German and Swiss term for a stock corporation.
Ltd. - Private Limited Company
PLC - Public Limited Company

Sector Allocation
(as of January 31, 2017)
Consumer Staples	36.4%
Utilities	13.9
Health Care	12.6
Industrials	8.8
Financials	7.9
Consumer Discretionary	7.6
Telecommunication Services	2.7
Energy	2.5
Information Technology	2.1
Materials	1.2
Real Estate	0.6
Total Investments	96.3
Other Assets in Excess of Liabilities	3.7
Net Assets	100.0%

Percentages indicated are based upon net assets.

See Accompanying Notes to Portfolio of Investments

Notes to Portfolio of Investments
January 31, 2017 (Unaudited)

Organization

Recon Capital Series Trust (the “Trust”) was organized as a Delaware statutory trust on May 17, 2012 and is currently comprised of four investment portfolios. These financial statements relate to the Recon Capital NASDAQ 100 Covered Call ETF, Recon Capital DAX Germany ETF, BullMark LatAm Select Leaders ETF and Recon Capital USA Managed Risk ETF (each a “Fund” and collectively, the “Funds”), which are series of the Trust. The Funds are classified as non-diversified, open-end, management investment companies under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Funds follow accounting and reporting guidance under the Financial Accounting Standards Board (FASB) Codification Topic 946 – Financial Services – Investment Companies.

Indemnification

In the normal course of business, the Funds may enter into contracts that contain a variety of representations which provide general indemnifications for certain liabilities. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may not be made against each Fund that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Fair Value Measurement

Generally accepted accounting principles in the United States of America ("GAAP") requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Funds categorize their fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Funds’ assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

• Level 1 — Valuations based on quoted prices for identical investments in active markets that the Funds have the ability to access at the measurements date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

• Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risks, etc.).

• Level 3 — Valuations based on significant unobservable inputs (including the Funds’ own assumptions and judgment in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following summarizes inputs used as of January 31, 2017 in valuing the Funds’ assets and liabilities carried at fair value:

Recon Capital NASDAQ 100 Covered Call ETF
Assets Ϯ	Level 1	Level 2	Level 3	Total
Common Stocks	$63,782,697	$-	$-	$63,782,697
Other Financial Instruments:
Options Written*	-	(908,920)	-	(908,920)
Total	$63,782,697	$(908,920)	$-	$62,873,777

Recon Capital DAX Germany ETF
Assets Ϯ	Level 1	Level 2	Level 3	Total
Common Stocks	$12,819,496	$-	$-	$12,819,496
Preferred Stocks	713,164	-	-	713,164
Total	$13,532,660	$-	$-	$13,532,660

BullMark LatAm Select Leaders ETF
Assets Ϯ	Level 1	Level 2	Level 3	Total
Common Stocks	$2,194,055	$-	$-	$2,194,055
Preferred Stocks	598,039	-	-	598,039
Total	$2,792,094	$-	$-	$2,792,094

Recon Capital USA Managed Risk ETF
Assets Ϯ	Level 1	Level 2	Level 3	Total
Common Stocks	$2,409,074	$-	$-	$2,409,074
Total	$2,409,074	$-	$-	$2,409,074

Ϯ See the Portfolio of Investments for breakdown by sector.
* Purchased and written options contracts listed on exchanges are valued at their reported mean of bid and ask quotations; over the-counter derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Board.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 investments at the end of the period. It is the Funds’ policy to recognize transfer into and out of all levels at the beginning of the reporting period. There were no transfers between levels during the period.

FEDERAL INCOME TAX

The Funds intend to qualify as regulated investment companies by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of their net investment income and net realized gains to shareholders. Dividends and/or distributions, if any, are paid to shareholders invested in the Funds on the applicable record date, at least annually. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification.

Management of the Funds is required to analyze all open tax years (2014 - 2016), as defined by IRS statute of limitations, for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of October 31, 2016, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and is not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months.

At January 31, 2017, the cost of investments on a tax basis was as follows:

Funds	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Recon Capital NASDAQ 100 Covered Call ETF ^	$54,424,052	$10,198,432	$(839,787)	$9,358,645
Recon Capital DAX Germany ETF ^	14,319,603	1,012,179	(1,799,122)	(786,943)
BullMark LatAm Select Leaders ETF ^	2,496,334	453,088	(157,328)	295,760
Recon Capital USA Managed Risk ETF ^	2,355,333	99,155	(45,414)	53,741

^ Because tax adjustments are calculated annually at the end of the Funds' fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year's federal tax income tax information, please refer to the Notes to Financial Statements section in the Funds' most recent annual report.

DERIVATIVE FINANCIAL INSTRUMENTS

Options

Transactions in options written during the period ended January 31, 2017 were as follows:

Recon Capital NASDAQ 100 Covered Call ETF	Number of Contracts	Premiums Received
Options outstanding, at beginning of the period	108	$735,022
Options written	367	2,380,664
Options closed	(351)	(2,388,213)
Options outstanding, at end of the period	124	$727,473

Recon Capital NASDAQ 100 Covered Call ETF may write covered call and put options on portfolios securities and other financial instruments. Premiums received are recorded as liabilities. The liabilities are subsequently adjusted to reflect the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transactions to determine the net realized gain or loss. By writing a covered call option, Recon Capital NASDAQ 100 Covered Call ETF, in exchange for the premium, foregoes the opportunity for capital appreciation above the exercise price should the market of the price of the underlying security increase. By writing a put option, the Recon Capital NASDAQ 100 Covered Call ETF, in exchange for the premium, accepts the risk of having to purchase a security at an exercise price that is above the current price. When the written option expires, is terminated or is sold, the Recon Capital NASDAQ 100 Covered Call ETF will record a gain or loss.

Recon Capital NASDAQ 100 Covered Call ETF invests in derivatives in the form of call options as part of its investment strategy to track the performance of the CBOE NASDAQ 100® Buy Write V2 Index (the “Buy Write V2 Index”). The type of derivatives used by the Recon Capital NASDAQ 100 Covered Call ETF are call options on the NASDAQ-100® Index. Consistent with its investment strategy, the Recon Capital NASDAQ 100 Covered Call ETF wrote (sold) a succession of one-month call options on the Buy Write V2 Index and covered such options by holding the securities underlying the options written. The use of the call options helps the Recon Capital NASDAQ 100 Covered Call ETF track the performance of the Buy Write V2 Index. Recon Capital NASDAQ 100 Covered Call ETF may purchase call and put options on the portfolio securities or other financial instruments. The Recon Capital NASDAQ 100 Covered Call ETF may purchase call options to protect against an increase in the price of the security or financial instrument it anticipates purchasing. The Recon Capital NASDAQ 100 Covered Call ETF may purchase put options on securities which it holds or other financial instruments to protect against a decline in the value of the security or financial instrument or to close out covered written positions. When the purchased option expires, is terminated or is sold, the Recon Capital NASDAQ 100 Covered Call ETF will record a gain or loss.

Risks may arise from an imperfect correlation between the change in market value of the securities held by the Recon Capital NASDAQ 100 Covered Call ETF and the prices of options relating to the securities purchased or sold by the Recon Capital NASDAQ 100 Covered Call ETF and from possible lack of liquid secondary market for an option. The maximum exposure to loss for any purchased option is limited to the premium initially paid for the option. Written uncovered call options subject the Recon Capital NASDAQ 100 Covered Call ETF to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Put options written subject the Recon Capital NASDAQ 100 Covered Call ETF to risk of loss if the value of the security declines below the exercise price minus the put premium.

While the Funds seek to achieve a high degree of correlation with the Index, each Fund’s return may not match the return of the Index due to, among other reasons, operating expenses, transaction costs, cash flows, and operational inefficiencies. For example, a Fund incurs operating expenses not applicable to the Index and incurs costs when buying and selling securities, particularly where the Fund must rebalance its securities holdings to reflect changes in the composition of the Index. Because these and other costs are not factored into the return of the Index, the Fund’s return may deviate significantly from the return of the Index.

The Recon Capital NASDAQ 100 Covered Call ETF may be unable to write options at the times or at the prices that the Index expects such options to be written. Because these and other costs are not factored into the return of the Index, the Fund’s return may deviate significantly from the return of the Index.

The Recon Capital NASDAQ 100 Covered Call ETF is exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. The potential loss to the Fund could exceed the value of the financial assets recorded in the Fund’s financial statements. Financial assets, which potentially expose the Fund to counterparty risk, consist principally of cash due from counterparties and investments. The Adviser seeks to minimize the Fund’s counterparty risk by performing reviews of each counterparty and by minimizing concentration of counterparty risk by undertaking transactions with multiple customers and counterparties on recognized and reputable exchanges. Delivery of securities sold is only made once the Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

SUBSEQUENT EVENTS

It was announced on November 1, 2016 that Horizons ETFs Management (USA) LLC (“Horizons USA”) had entered into an agreement to acquire Recon Capital Advisors, LLC and the Recon Capital Series Trust.  On February 28, 2017, the Recon Capital Series Trust was renamed Horizons ETF Trust I and the Funds were renamed as follows:

Ticker	Prior Name	New Name
QYLD	Recon Capital NASDAQ 100 Covered Call ETF	Horizons NASDAQ 100 Covered Call ETF
DAX	Recon Capital DAX Germany ETF	Horizons DAX Germany ETF
BMLA	BullMark LatAm Select Leaders ETF	BullMark LatAm Select Leaders ETF
USMR	Recon Capital USA Managed Risk ETF	Horizons USA Managed Risk ETF

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)               Recon Capital Series Trust

By (Signature and Title)  /s/ Garrett Paolella
                                            Garrett Paolella,
                                            President and Chief Executive Officer
                                            (Principal Executive Officer)

Date   March 10, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Garrett Paolella
                                            Garrett Paolella,
                                            President and Chief Executive Officer
                                            (Principal Executive Officer)

Date   March 10, 2017

By (Signature and Title)  /s/ Christopher W. Roleke
                                            Christopher W. Roleke,
                                            Treasurer (Principal Financial Officer)

Date   March 17, 2017